Revenue and Performance Obligations - Schedule of Revenue by Category (Details) - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2017
Disaggregation Of Revenue [Line Items]
Total revenue	$ 271,653	$ 159,935	$ 88,177
Revenue | Product
Disaggregation Of Revenue [Line Items]
Percentage of total revenue	100.00%	100.00%	100.00%
Self-managed subscription
Disaggregation Of Revenue [Line Items]
Total revenue	$ 202,419	$ 123,898	$ 70,398
Self-managed subscription | Revenue | Product
Disaggregation Of Revenue [Line Items]
Percentage of total revenue	74.00%	77.00%	79.00%
License - self-managed
Disaggregation Of Revenue [Line Items]
Total revenue	$ 39,474	$ 25,759	$ 14,503
License - self-managed | Revenue | Product
Disaggregation Of Revenue [Line Items]
Percentage of total revenue	15.00%	16.00%	16.00%
Subscription
Disaggregation Of Revenue [Line Items]
Total revenue	$ 162,945	$ 98,139	$ 55,895
Subscription | Revenue | Product
Disaggregation Of Revenue [Line Items]
Percentage of total revenue	60.00%	61.00%	63.00%
SaaS
Disaggregation Of Revenue [Line Items]
Total revenue	$ 45,835	$ 25,484	$ 9,348
SaaS | Revenue | Product
Disaggregation Of Revenue [Line Items]
Percentage of total revenue	17.00%	16.00%	11.00%
Total subscription
Disaggregation Of Revenue [Line Items]
Total revenue	$ 248,254	$ 149,382	$ 79,746
Total subscription | Revenue | Product
Disaggregation Of Revenue [Line Items]
Percentage of total revenue	91.00%	93.00%	90.00%
Professional services
Disaggregation Of Revenue [Line Items]
Total revenue	$ 23,399	$ 10,553	$ 8,431
Professional services | Revenue | Product
Disaggregation Of Revenue [Line Items]
Percentage of total revenue	9.00%	7.00%	10.00%